PREPAID LAND LEASES (Tables)	12 Months Ended
Jun. 30, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]	A summary of prepaid land leases is as follows:
	June 30,
	2011	2012

Prepaid land leases	$6,734,503	$7,818,674
Less: Accumulated amortization	(562,624)	(948,598)

	$6,171,879	$6,870,076